1933 Act
Rule 497(j)

VIA EDGAR

June 9, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Phoenix Life Insurance Company

Registration Statement on Form N-4

Registrant	1933 Act #	1940 Act #
Phoenix Life Variable Accumulation Account	333-123035	811-03488

To the Commission Staff:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent Registration Statement filed electronically on Form N-4 pursuant to Rule 485(b) on June 5, 2015. The public offering made pursuant to this Registration Statement commenced on June 5, 2015.

Please direct any questions concerning this filing to the undersigned at (860) 403-5878.

Very truly yours,

/s/ Lois L. McGuire
Lois L. McGuire
Assistant Vice President
Phoenix Life Insurance Company